Note 9 - Long-term Investments - Changes in Long-term Investments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Investment, unrealized gains (losses)		$ 104,290	$ (6,336)
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)		21,533,125	21,533,125
Investment, fair value		$ 132,091	$ 38,906	$ 45,052
Increase (decrease) through equity investments designated at fair value through other comprehensive income		0	190
Disposal		0
Investment, unrealized gains (losses)		$ 93,185	(6,336)
NevGold Corp [member]
Statement Line Items [Line Items]
Increase (decrease) in equity investment designated at fair value through other comprehensive income, number of shares (in shares)	[1]	19,073,350
Investment, fair value	[1]	$ 16,212	0
Increase (decrease) through equity investments designated at fair value through other comprehensive income	[1]	5,982
Disposal	[1]	(875)
Investment, unrealized gains (losses)	[1]	11,105
Long-term investments [member]
Statement Line Items [Line Items]
Investment, fair value		148,303	$ 38,906
Increase (decrease) through equity investments designated at fair value through other comprehensive income		5,982
Disposal		(875)
Investment, unrealized gains (losses)		$ 104,290

[1]	GoldMining has entered into an agreement with NevGold, pursuant to which it has agreed not to, subject to certain customary exceptions, directly or indirectly, sell NevGold Shares in open market transactions through the facilities of the TSX Venture Exchange or other stock exchange or public trading platform until February 27, 2027.